Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Current Liabilities [Abstract]
Deferred income	$ 6	$ 10
Deferred taxation. Refer to Note 7.	15	12
Pension and other post-retirement medical benefits	12	14	14
Accrual for power	27	42
Other (including accrued liabilities)	60	75
Other current liabilities	120	153
Other Liabilities, Non-Current [Abstract]
Deferred income	3	7
Taxation. Refer to Note 7.	49	52
Other creditors	11	10
Other non-current liabilities	$ 63	$ 69